Portfolio of investments—April 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.45%
Communication services: 3.64%
Diversified telecommunication services: 0.89%
AT&T, Inc.	74,949	$1,265,888
Verizon Communications, Inc.	19,902	785,930
		2,051,818
Media: 1.00%
Comcast Corp. Class A	60,547	2,307,446
Wireless telecommunication services: 1.75%
T-Mobile U.S., Inc.	24,693	4,053,850
Consumer discretionary: 7.04%
Broadline retail: 2.18%
Coupang, Inc.†	69,196	1,556,910
Kohl’s Corp.	80,060	1,916,637
Macy’s, Inc.	84,628	1,559,694
		5,033,241
Distributors: 0.13%
Genuine Parts Co.	1,891	297,284
Hotels, restaurants & leisure: 2.85%
Chipotle Mexican Grill, Inc.†	1,641	5,184,904
Texas Roadhouse, Inc. Class A	8,675	1,394,766
		6,579,670
Specialty retail: 1.88%
ODP Corp.†	15,591	793,738
TJX Cos., Inc.	37,817	3,558,201
		4,351,939
Consumer staples: 8.61%
Beverages: 1.08%
Coca-Cola Consolidated, Inc.	1,803	1,489,278
PepsiCo, Inc.	5,666	996,706
		2,485,984
Consumer staples distribution & retail: 3.66%
Andersons, Inc.	25,049	1,376,192
Kroger Co.	2,791	154,566
Target Corp.	9,682	1,558,608
Walmart, Inc.	90,484	5,370,226
		8,459,592
Food products: 1.16%
Archer-Daniels-Midland Co.	17,031	999,038
See accompanying notes to portfolio of investments
Allspring Large Company Value Fund | 1

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Food products(continued)
Cal-Maine Foods, Inc.	4,984	$275,765
Mondelez International, Inc. Class A	19,598	1,409,880
		2,684,683
Household products: 2.71%
Colgate-Palmolive Co.	52,107	4,789,675
Energizer Holdings, Inc.	47,254	1,357,135
Procter & Gamble Co.	720	117,504
		6,264,314
Energy: 6.47%
Oil, gas & consumable fuels: 6.47%
Chevron Corp.	3,603	581,056
ConocoPhillips	2,903	364,675
CONSOL Energy, Inc.	10,309	853,173
Diamondback Energy, Inc.	595	119,672
EOG Resources, Inc.	11,731	1,550,017
Marathon Petroleum Corp.	25,269	4,591,883
Ovintiv, Inc.	28,634	1,469,497
Phillips 66	32,397	4,639,574
Valero Energy Corp.	4,944	790,397
		14,959,944
Financials: 23.21%
Banks: 5.11%
Axos Financial, Inc.†	20,763	1,050,816
Bank of America Corp.	21,193	784,353
Bank of NT Butterfield & Son Ltd.	14,594	496,196
Citigroup, Inc.	95,863	5,879,278
First BanCorp.	36,792	634,662
First Citizens BancShares, Inc. Class A	426	718,560
JPMorgan Chase & Co.	6,591	1,263,758
OFG Bancorp	5,537	199,941
U.S. Bancorp	19,399	788,181
		11,815,745
Capital markets: 3.88%
BlackRock, Inc.	2,904	2,191,475
Charles Schwab Corp.	16,420	1,214,259
Goldman Sachs Group, Inc.	6,526	2,784,710
Intercontinental Exchange, Inc.	12,508	1,610,530
KKR & Co., Inc.	5,220	485,825
Morgan Stanley	5,711	518,787
XP, Inc. Class A	8,061	165,009
		8,970,595
Consumer finance: 1.72%
American Express Co.	9,154	2,142,311
Bread Financial Holdings, Inc.	2,066	76,256
See accompanying notes to portfolio of investments
2 | Allspring Large Company Value Fund

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Consumer finance(continued)
Capital One Financial Corp.	2,298	$329,602
PROG Holdings, Inc.	42,719	1,419,979
		3,968,148
Financial services: 6.49%
Apollo Global Management, Inc.	23,804	2,579,878
Berkshire Hathaway, Inc. Class B†	8,824	3,500,745
Fiserv, Inc.†	34,532	5,272,000
PayPal Holdings, Inc.†	53,427	3,628,762
		14,981,385
Insurance: 6.01%
Arch Capital Group Ltd.†	21,256	1,988,286
Chubb Ltd.	9,815	2,440,402
Oscar Health, Inc. Class A†	13,536	235,120
Progressive Corp.	24,105	5,019,866
Reinsurance Group of America, Inc.	14,762	2,760,347
Unum Group	28,300	1,434,810
		13,878,831
Health care: 14.30%
Biotechnology: 2.47%
ACADIA Pharmaceuticals, Inc.†	40,887	683,222
Alkermes PLC†	27,304	670,040
Catalyst Pharmaceuticals, Inc.†	18,973	285,543
Gilead Sciences, Inc.	18,851	1,229,085
Regeneron Pharmaceuticals, Inc.†	2,456	2,187,461
Vertex Pharmaceuticals, Inc.†	1,628	639,495
		5,694,846
Health care equipment & supplies: 1.83%
Boston Scientific Corp.†	31,844	2,288,628
Intuitive Surgical, Inc.†	5,256	1,947,979
		4,236,607
Health care providers & services: 5.02%
Cigna Group	13,825	4,936,078
CVS Health Corp.	9,124	617,786
Elevance Health, Inc.	11,427	6,040,084
		11,593,948
Pharmaceuticals: 4.98%
Amphastar Pharmaceuticals, Inc.†	13,732	566,445
Bristol-Myers Squibb Co.	109,284	4,801,939
Merck & Co., Inc.	21,973	2,839,351
Pfizer, Inc.	128,737	3,298,242
		11,505,977
See accompanying notes to portfolio of investments
Allspring Large Company Value Fund | 3

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Industrials: 15.69%
Aerospace & defense: 5.83%
General Dynamics Corp.	18,975	$5,447,533
General Electric Co.	40,215	6,507,591
Lockheed Martin Corp.	3,246	1,509,163
		13,464,287
Air freight & logistics: 2.20%
FedEx Corp.	13,987	3,661,517
United Parcel Service, Inc. Class B	9,609	1,417,135
		5,078,652
Building products: 1.80%
Builders FirstSource, Inc.†	5,885	1,075,895
Carrier Global Corp.	4,663	286,728
Owens Corning	16,681	2,805,911
		4,168,534
Construction & engineering: 2.09%
EMCOR Group, Inc.	13,551	4,840,011
Machinery: 2.66%
PACCAR, Inc.	9,133	969,103
Parker-Hannifin Corp.	9,500	5,176,645
		6,145,748
Passenger airlines: 1.11%
Delta Air Lines, Inc.	50,992	2,553,169
Information technology: 8.75%
Communications equipment: 1.29%
Arista Networks, Inc.†	11,617	2,980,458
IT services: 1.29%
Accenture PLC Class A	5,351	1,610,169
DXC Technology Co.†	69,844	1,361,260
		2,971,429
Semiconductors & semiconductor equipment: 4.99%
Analog Devices, Inc.	8,569	1,719,027
Micron Technology, Inc.	21,123	2,386,054
NVIDIA Corp.	3,705	3,201,194
QUALCOMM, Inc.	25,432	4,217,897
		11,524,172
Software: 0.72%
Oracle Corp.	6,203	705,591
Salesforce, Inc.	3,544	953,124
		1,658,715
See accompanying notes to portfolio of investments
4 | Allspring Large Company Value Fund

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Technology hardware, storage & peripherals: 0.46%
Hewlett Packard Enterprise Co.	13,358	$227,086
Super Micro Computer, Inc.†	984	845,059
		1,072,145
Materials: 3.33%
Chemicals: 1.80%
Linde PLC	6,857	3,023,663
Sherwin-Williams Co.	3,811	1,141,814
		4,165,477
Construction materials: 0.17%
Knife River Corp.†	4,985	389,777
Metals & mining: 1.36%
Alpha Metallurgical Resources, Inc.	522	170,757
Freeport-McMoRan, Inc.	55,528	2,773,068
Materion Corp.	1,793	206,087
		3,149,912
Real estate: 2.18%
Office REITs : 0.02%
Equity Commonwealth†	2,397	44,872
Real estate management & development: 0.88%
CBRE Group, Inc. Class A†	7,994	694,599
Jones Lang LaSalle, Inc.†	7,414	1,339,710
		2,034,309
Specialized REITs : 1.28%
American Tower Corp.	9,484	1,627,075
Equinix, Inc.	385	273,777
Weyerhaeuser Co.	35,270	1,064,096
		2,964,948
Utilities: 4.23%
Electric utilities: 4.14%
Constellation Energy Corp.	11,578	2,152,813
NRG Energy, Inc.	49,171	3,573,257
PG&E Corp.	36,824	630,059
Southern Co.	43,767	3,216,874
		9,573,003
Independent power and renewable electricity producers: 0.09%
Vistra Corp.	2,668	202,341
Total common stocks (Cost $201,683,605)		225,157,806
See accompanying notes to portfolio of investments
Allspring Large Company Value Fund | 5

Portfolio of investments—April 30, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.21%
Investment companies: 2.21%
Allspring Government Money Market Fund Select Class♠∞		5.23%	5,092,142	$5,092,142
Total short-term investments (Cost $5,092,142)				5,092,142
Total investments in securities (Cost $206,775,747)	99.66%			230,249,948
Other assets and liabilities, net	0.34			791,663
Total net assets	100.00%			$231,041,611

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,216,993	$18,658,158	$(17,783,009)	$0	$0	$5,092,142	5,092,142	$182,348
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	21	6-21-2024	$5,505,159	$5,320,350	$0	$(184,809)
See accompanying notes to portfolio of investments
6 | Allspring Large Company Value Fund

Notes to portfolio of investments—April 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Large Company Value Fund | 7

Notes to portfolio of investments—April 30, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$8,413,114	$0	$0	$8,413,114
Consumer discretionary	16,262,134	0	0	16,262,134
Consumer staples	19,894,573	0	0	19,894,573
Energy	14,959,944	0	0	14,959,944
Financials	53,614,704	0	0	53,614,704
Health care	33,031,378	0	0	33,031,378
Industrials	36,250,401	0	0	36,250,401
Information technology	20,206,919	0	0	20,206,919
Materials	7,705,166	0	0	7,705,166
Real estate	5,044,129	0	0	5,044,129
Utilities	9,775,344	0	0	9,775,344
Short-term investments
Investment companies	5,092,142	0	0	5,092,142
Total assets	$230,249,948	$0	$0	$230,249,948
Liabilities
Futures contracts	$184,809	$0	$0	$184,809
Total liabilities	$184,809	$0	$0	$184,809
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of April 30, 2024, $721,000 was segregated as cash collateral for these open futures contracts.
At April 30, 2024, the Fund did not have any transfers into/out of Level 3.
8 | Allspring Large Company Value Fund